OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Before tax amount
Foreign currency translation gains and losses on net investments in foreign operations	462	269	(97)
Change in fair value of net investment hedges	(373)	(323)	59
Change in fair value of cash flow hedges	(118)	121	61
Reclassification to Net Income of gains and losses on cash flow hedges	(95)	60	219
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(146)	96	(104)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	25	34	22
Other comprehensive loss on Equity Investments	(272)	313	(93)
Other comprehensive income (loss)	(517)	570	67
Income tax recovery/(expense)
Foreign currency translation gains and losses on net investments in foreign operations	55	114	(32)
Change in fair value of net investment hedges	(97)	(84)	15
Change in fair value of cash flow hedges	49	(50)	(13)
Reclassification to Net Income of gains and losses on cash flow hedges	40	(19)	(81)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	44	(29)	31
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	(7)	(11)	0
Other comprehensive loss on Equity Investments	68	(79)	23
Other comprehensive income (loss)	346	10	(87)
Net of tax amount
Foreign currency translation gains and losses on net investments in foreign operations	517	383	(129)
Change in fair value of net investment hedges	(276)	(239)	44
Change in fair value of cash flow hedges	(69)	71	48
Reclassification to Net Income of gains and losses on cash flow hedges	(55)	41	138
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(102)	67	(73)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	18	23	22
Other comprehensive loss on Equity Investments	(204)	234	(70)
Other Comprehensive Income/(Loss) (Note 21)	(171)	580	(20)